MASSMUTUAL INDEXED EQUITY FUND
                          SUPPLEMENT DATED MAY 3, 1999
         to the Statement of Additional Information dated July 1, 1998, as previously supplemented December 1, 1998

THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED AS FOLLOWS:

1. The telephone number identified in the introductory paragraph to call to obtain a Prospectus is changed to 1-888-743-5274.

2. Page B-10 of the Statement of Additional Information is hereby amended by deleting Gary E. Wendlandt as Chairman, Chief Executive Officer and Trustee of the Trust, and adding the following:

     STUART H. REESE*              Chairman, Trustee and President of the Trust
     1295 State Street
     Springfield, MA  01111
     Age 44

     Chief Investment Officer (since 1999), Chief Executive Director (1997-1999), Executive Director (1996-1997), Senior Vice President (1993-1997), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since 1996), Antares Capital Corporation (finance company) and Charter Oak Capital Management, Inc. (investment adviser); Director (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Director (1994-1996), Pace Industries (aluminum die caster); Advisory Board Member (since 1995), Kirtland Capital Partners; President (since 1994), MML Series Investment Fund (open-end investment company).

3. Page B-12 of the Statement of Additional Information is hereby amended by deleting John V. Murphy as Trustee of the Trust, and adding the following:

     ROBERT J. O'CONNELL*                    Trustee of the Trust
     1295 State Street
     Springfield, MA  01111
     Age 55

     President, Chief Executive Officer, Director, Member, Board of Affairs Committee and Dividend Policy Committee, Chairman, Investment Committee (since 1999), MassMutual; Director (since 1999), C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut, DLB Acquisition Corporation (holding company for investment advisers), MassMutual Holding MSC, Inc.; Trustee (since 1999), MassMutual Holding Trust II (wholly-owned holding company subsidiary of MassMutual Holding Co.), MassMutual Holding Trust I (wholly-owned holding company

                                                                         L6943S

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     subsidiary of MassMutual Holding Co.); Director (since 1999), MassMutual
     International, Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies), MassMutual holding Company (wholly-owned holding company subsidiary of MassMutual), MassMutual Benefits Management, Inc.; Director, Life Office Management Association; Director, President and Chief Executive Officer (1991-1998), AIG Life Insurance Company, American International Life Assurance of New York, Delaware American Life Insurance Co., Pacific Union Assurance Company; Director (1991-1998), AIG Life Insurance Company of Puerto Rico; Senior Vice President (1991-1998), Life Insurance of American International Group, Inc.; American Life Insurance Company, Delaware; Senior Vice President (1991-1998), Group Management Division, American International Group, Inc.; Trustee (since 1999), MML Series Investment Fund (open-end investment company).

4. Page B-13 of the Statement of Additional Information is amended by deleting the reference to Stuart H. Reese, and adding the following:

     MICHAEL D. HAYS                 Chief Financial Officer of the Trust
     1295 State Street
     Springfield, MA  01111
     Age:  56

     Senior Vice President (since 1998), Senior Vice President and Actuary (since 1986-1998), MassMutual.

5. Page B-14 of the Statement of Additional Information is amended by deleting James T. Birchall as Comptroller of the Trust.

6. Page B-16 of the Statement of Additional Information is amended by deleting the Heading "Class A Service Plan" and the first three sentences of the first paragraph, and substituting in its place the following:
                     CLASS A DISTRIBUTION AND SERVICE PLAN
                     -------------------------------------

     The Trust has adopted, with respect to the Class A shares of the Fund, an Amended and Restated Distribution and Service Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan on May 3, 1999. Under the terms of the Plan, the Trust is permitted to compensate, out of the assets attributable to the Class A shares of the Fund, in an amount up to .25%, in the aggregate, on an annual basis of the average daily net assets attributable to that Class, (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund ("Distribution Fee") and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the "Servicing Fee") to Class A shareholders. The Distribution Fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A shares of the Fund, including, but not limited to, compensation to, and expenses (included overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in the distribution of Class A shares, preparing, printing and delivering prospectuses and reports for other than existing Class A shareholders, providing facilities to answer questions from other than existing Class A shareholders,

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     advertising and preparation, printing and distribution of sales literature, receiving and answering correspondence, including requests for prospectuses and statements of additional information, and complying with Federal and state securities laws pertaining to the sale of Class A shares.


7.   The last paragraph under the heading "CLASS A DISTRIBUTION AND SERVICE
                                           --------------------------------
PLAN" is deleted and in its place is added the following:
----

     The Fund paid MassMutual $266 as service fees under the Fund's Class A Rule 12b-1 Plan.

8.   The third sentence under the heading "FUND ADMINISTRATOR AND SUB-
                                           ---------------------------
ADMINISTRATOR" is deleted and in its place is added the following:
-------------

     The Trust, on behalf of the Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund equal to .5345% for Class A shares; .3845% for Class Y shares; and .3545% for Class S shares.

9.   The first paragraph under the heading "THE DISTRIBUTOR" is deleted and
                                            ---------------
in its place is substituted the following:


     The Trust's shares are continuously distributed by MML Distributors, LLC (the "Distributor"), located at 1414 Main Street, Springfield, MA 01144-1013 pursuant to a General Distributor's Agreement with the Trust dated May 3, 1999 (the "Distribution Agreement"). The Distributor pays commissions to its selling dealers as well as the costs of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund. The Distributor is a majority-owned subsidiary of MassMutual.

10.  The sentence under the heading "INDEPENDENT PUBLIC ACCOUNTANT" is
                                     -----------------------------
deleted and replaced with the following:


     Deloitte & Touche LLP, located at Two World Financial Center, New York, New York 10281, is the Trust's independent public accountant. PricewaterhouseCoopers LLP ("PwC") resigned as the Trust's independent public account, effective February 23, 1999, after consultation with the staff of the Securities and Exchange Commission ("SEC") on the issue of its independence to the Trust. Deloitte & Touche LLP was approved as the Trust's independent public account by the Board of Trustees for fiscal years 1998 and 1999. PwC did not resign as a result of a disagreement on any matters relating to the accounting principles or practices, financial statement disclosures or auditing scope or procedure.


May 3, 1999